Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options II

Supplement Dated March 7, 2024 to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2023, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospects and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectuses. In that regard, the APPENDIX A of the contract prospectus and the APPENDIX of the summary prospectuses are replaced in its entirety, after the words “APPENDIX A:” or “APPENDIX:”, as applicable, with the following:

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA28672. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)[1] Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.10%	-8.30%	3.39%	8.80%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.36%	-34.44%	7.75%	10.57%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[1] Investment Adviser: Saturna Capital Corporation	0.90%	-19.41%	13.93%	14.03%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[1] Investment Adviser: Saturna Capital Corporation	1.01%	-8.72%	8.63%	10.72%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund (Investor Class)[2] Investment Adviser: American Beacon Advisors, Inc. Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC	1.15%	13.66%	4.74%	9.05%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[2] Investment Adviser: American Century Investment Management, Inc.	046%	-12.38%	1.56%	0.63%
Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.	American Funds® – American Mutual Fund® (Class R-4)[2] Investment Adviser: Capital Research and Management CompanySM	0.62%	-4.52%	8.26%	10.80%
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.	American Funds® – Capital Income Builder® (Class R-4)[2] Investment Adviser: Capital Research and Management CompanySM	0.61%	-7.16%	3.75%	5.70%

*	Operational Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R-4)[3] Investment Adviser: Capital Research and Management CompanySM	0.81%	-23.00%	1.18%	4.94%
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors® (Class R-4)[3] Investment Adviser: Capital Research and Management CompanySM	0.63%	-16.69%	6.90%	11.10%
Seeks to provide long-term capital appreciation.	American Funds® – New World Fund® (Class R-4)[3] Investment Adviser: Capital Research and Management CompanySM	0.93%	-22.03%	2.68%	4.61%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund® (Class R-4)[3] Investment Adviser: Capital Research and Management CompanySM	1.01%	-29.89%	4.66%	8.58%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R-4)[3] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.74%	7.19%	11.54%
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[3] Investment Adviser: Ariel Investments, LLC	0.98%	-18.82%	4.62%	9.96%
Seeks maximum long-term capital growth.	Artisan International Fund (Investor Shares)[3] Investment Adviser: Artisan Partners Limited Partnership	1.20%	-19.57%	1.67%	4.36%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.	Ave Maria Rising Dividend Fund[4] Investment Adviser: Schwartz Investment Counsel, Inc.	0.91%	-5.27%	8.95%	11.03%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[4] Investment Adviser: BlackRock Advisors, LLC	0.84%	-5.70%	11.49%	15.49%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Institutional Shares)[4] Investment Adviser: BlackRock Advisors, LLC	0.75%	-4.01%	8.79%	10.48%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
Seeks capital appreciation.	ClearBridge Aggressive Growth Fund (Class I)[4] Investment Adviser: Cohen & Steers Capital Management, Inc.	0.83%	-25.27%	2.19%	8.03%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)[4] Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	-29.80%	4.06%	7.70%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[5] Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%%	9.45%	7.65%	10.36%
Seeks long-term growth of capital.	Davis Financial Fund (Class Y)[6] Investment Adviser: Davis Selected Advisers, L.P. Subadviser: Davis Selected Advisers-NY, Inc.	0.72%	-8.70%	4.90%	10.27%
Seeks to provide growth of Capital.	Delaware Ivy Science and Technology Fund (Class Y)[6] Investment Adviser: Delaware Management Company	1.24%	-32.41%	8.64%	12.14%
Seeks capital appreciation.	Delaware Small Cap Value Fund (Class A)[6] Investment Adviser: Delaware Management Company	1.11%	-17.47%	2.79%	8.15%
Seeks long-term capital growth.	DWS Small Cap Growth Fund (Class S)[6] Investment Adviser: DWS Investment Management Americas, Inc.	0.98%	-25.87%	2.35%	7.94%
Seeks to provide long-term capital growth.	Federated Hermes International Leaders Fund (Institutional Shares)[6] Investment Adviser: Federated Global Investment Management Corp.	0.97%	-8.83%	2.24%	5.26%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	Institutional Class shares of the Columbia Select Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
[6]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund (Class I)[7] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.45%	-27.28%	6.87%	11.01%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Franklin Biotechnology Discovery Fund, (Advisor Class)[8] Investment Adviser: Franklin Advisers, Inc.	0.82%	-12.44%	1.45%	9.82%
Seeks high total return. Total return consists of both capital appreciation and current dividend and interest income.	Franklin Natural Resources Fund (Advisor Class)[8] Investment Adviser: Franklin Advisers, Inc.	0.72%	30.78%	3.38%	0.20%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[9] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
Seeks long-term growth of capital.	Goldman Sachs Mid-Cap Growth Fund (Investor Shares)[10] Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91%	-30.73%	6.18%	9.60%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[8]	This Fund is only available to plans offering the Fund prior to July 8, 2014.
[9]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[10]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco Developing Markets Fund (Class Y)[11] Investment Adviser: Invesco Advisers, Inc.	0.99%	-24.97%	-2.19%	1.48%
Seeks long-term growth of capital.	Invesco Energy Fund (Class R5)[11] Investment Adviser: Invesco Advisers, Inc.	1.00%	53.36%	4.90%	0.57%
Seeks total return, comprised of current income and capital appreciation.	Invesco Floating Rate ESG Fund (Class R5)[12] Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Senior Secured Management, Inc.	1.06%	-2.22%	2.65%	3.31%
Seeks total return, through growth of capital and current income.	Invesco High Yield Fund (Class R5)[12] Investment Adviser: Invesco Advisers, Inc.	0.72%	-9.35%	1.52%	3.12%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.

12 This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco International Small-Mid Company Fund (Class Y)[13,14] Investment Adviser: Invesco Advisers, Inc.	1.09%	-31.02%	2.25%	9.98%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.06%	-14.35%	5.92%	9.20%
Seeks total return through growth and capital and current income.	Invesco Value Opportunities Fund (Class R5)[14] Investment Adviser: Invesco Advisers, Inc.	0.79%	1.68%	9.03%	10.65%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.93%	-15.83%	7.01%	10.88%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund, (Class I)[14,15] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	-1.89%	8.95%	11.72%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[14] Investment Adviser: Lazard Asset Management LLC	1.09%	-15.05%	0.30%	3.31%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[13]	This Fund is only available to plans who have selected the Fund as an investment option prior to April 1, 2016.
[14]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[15]	This fund is closed to new sales to new retirement plans after April 3, 2017.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Short Duration Income Fund (Class R4)[16] Investment Adviser: Lord, Abbett & Co. LLC	0.58%	-4.75%	1.14%	1.57%
Seeks capital appreciation.	MFS® International Intrinsic Value Fund (Class R3)[16,17] Investment Adviser: Massachusetts Financial Services Company	1.03%	-23.28%	3.00%	7.69%
Seeks capital appreciation.	MFS® New Discovery Fund (Class R3)[17] Investment Adviser: Massachusetts Financial Services Company	1.29%	-29.81%	7.32%	9.52%
Seeks to maximize long-term total return.	Metropolitan West Total Return Bond Fund (Class M)[16] Investment Adviser: Metropolitan West Asset Management, LLC	0.65%	-14.87%	0.11%	1.07%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investments	0.82%	-18.61%	10.41%	12.41%
Seeks total return through a combination of capital appreciation and current income.	PGIM Jennison Utility Fund (Class Z)[16,18] Investment Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	0.55%	0.27%	9.40%	10.77%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is only available to plans who have selected the Fund as an investment option prior to April 1, 2016.

17 This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

[18]	This fund is closed to new sales to new retirement plans after April 3, 2017.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)[19] Investment Adviser: Pacific Investment Management Company LLC	1.24%	8.74%	6.95%	-1.67%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.92%	-12.09%	1.86%	0.79%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)[19] Investment Adviser: TCW Investment Management Company	0.70%	-16.78%	-0.90%	0.72%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[19] Investment Adviser: Franklin Advisers, Inc.	0.96%	-9.64%	-3.53%	-1.02%
Seeks long-term capital appreciation.	Third Avenue Real Estate Value Fund (Institutional Class)[19] Investment Adviser: Third Avenue Management LLC	1.15%	-26.54%%	-3.11%	3.43%
Seeks high current income without undue risk to principal.	Victory Core Plus Intermediate Bond Fund (Class A)[19] Investment Adviser: Victory Capital Management Inc.	0.92%	-14.84%	0.42%	1.77%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[19]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth.	Victory Integrity Small-Cap Value Fund (Class Y)[20] Investment Adviser: Victory Capital Management Inc.	1.06%	-7.66%	4.59%	9.47%
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)[20] Investment Adviser: Victory Capital Management Inc.	1.31%	-17.04%	3.23%	-4.77%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders® 100 Fund (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	-10.89%	8.84%	11.86%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-4.09%	4.80%	N/A%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)[22] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	-19.33%	1.38%	N/A

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[21]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[22]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” for more information.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[23] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	-10.61%	-0.50%	0.52%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[24] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[23]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

24 There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class I)[25] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.19%	-15.81%	3.53%	6.04%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class I)[25] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.22%	-16.51%	3.93%	6.73%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class I)[25] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.21%	-17.76%	4.17%	7.25%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[25]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class I)[26] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	-18.08%	4.80%	7.82%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class I)[26] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.21%	-18.19%	5.07%	8.07%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class I)[26] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	-18.29%	4.91%	8.04%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[26]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class I)[27] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.38%	4.95%	8.06%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class I)[27] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.30%	-18.44%	5.05%	N/A
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class I)[27] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.37%	-18.45%	N/A	N/A

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[27]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class I)[28] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.18%	-14.13%	2.16%	3.84%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[29] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

28 This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

29 This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)[30] Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	-18.42%	1.31%	6.66%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[30]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-17.61%	6.71%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-20.69%	3.78%	8.76%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.68%	2.66%	8.69%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[31] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co LLC.	0.72%	-17.69%	3.61%	6.78%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation in retirement.	Voya Solution 2040 Portfolio (Class I)[31] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co LLC.	0.73%	-19.12%	4.27%	7.72%

*	Operating Expenses reflecting applicable waives or expense limitations as reported in the Fund’s expenses.

31 This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation	Voya Solution 2050 Portfolio (Class I)[32] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co LLC.	0.76%	-19.81%	3.73%	7.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation	Voya Solution 2060 Portfolio (Class I)[32] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co LLC.	0.78%	-19.99%	3.66%	N/A
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-13.10%	-0.27%	0.74%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	-5.38%	7.10%	11.07%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

32 This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.93%	-27.14%	4.14%	6.24%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%.
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%.

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.46%	-26.11%	-0.56%	2.32%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.12%	-17.76%	5.06%	10.06%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.167680-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	-3.41%	6.81%	9.63%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%
Seeks long-term capital appreciation.	Wanger Acorn[33] Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-17.53%	-1.67%	0.72%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	0.85%	-17.53%	-1.67%	0.72%

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[33]	Effective April 21,2023, Wanger Select reorganized with and merged into Wanger Acorn.

X.167680-23B	March 2024